Financial Risks - Summary of Length of Time Security and Respective Realized Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of available for sale securities [line items]
Debt securities	€ (66)	€ (378)
Not later than 1 year [member]
Disclosure of available for sale securities [line items]
Debt securities	(32)	(145)
> 12 months [member]
Disclosure of available for sale securities [line items]
Debt securities	€ (34)	€ (233)